Capital Stock (Details) (EUR €)	12 Months Ended
	Dec. 31, 2011	Apr. 20, 2011	Dec. 31, 2010
Capital Stock (Textual) [Abstract]
Maximum Shares Authorized for issuance as percentage of Issued Share capital		5.00%
Additional maximum Shares Authorized for issuance on business acquisitions and mergers percentage of Issued Share capital		5.00%
Percentage of issued share capital right to issue shares by board of management	10.00%
Repurchase program agreement	Up to a maximum of three times 10.0 percent of the Company’s issued share capital as of the date of authorization
Maximum ordinary shares authorized for issuance	10.00%
Maximum Market price for repurchase of ordinary shares as a percentage based on market price	110.00%
Cumulative Preference Shares, nominal value	€ 0.09	€ 0.09	€ 0.02
Period in which the company to repurchase or cancel cumulative preference shares	20 months
Period for granting authority to Board of management to issue shares and options	18 months
Dividend declared per ordinary shares of EUR	€ 0.46
Ordinary Shares, nominal value	€ 0.09		€ 0.09
Cumulative Preference Shares, authorized (actual number of shares)	700,000,000		3,150,005,000